Unaudited Condensed Consolidated Interim Financial Statements of Cash Flows - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities:
Net income (loss)	$ 247,649,107	$ (22,993,364)
Items related to investment activities:
Income taxes and duties	204,351,399	135,787,221
Depreciation and amortization of Wells, pipelines, properties, plant and equipment	69,413,993	68,197,867
Amortization of intangible assets	129,615	81,275
Reversal of impairment of wells, pipelines, properties, plant and equipment	(64,128,110)	(32,192,460)
Capitalized unsuccessful wells	4,539,894	6,476
Unsuccessful wells from intangible assets	6,716,632	4,663,242
Loss from derecognition of wells, pipelines, properties, plant and equipment	2,014,611	1,047,168
Depreciation of rights of use	2,795,222	3,254,163
Reversal of impairment of rights of use		213,260
Unrealized foreign exchange loss (income)	(80,028,226)	(23,916,994)
Loss (profit) sharing in joint ventures and associates	(161,148)	3,208,284
Reclassification of translation effect	(10,383,296)
Discount Rate Of Reserve For Well Abandonment	1,614,548	1,620,504
(Gains) from business acquisitions	(1,271,188)
Interest expense	64,247,055	74,163,068
Interest income	(17,304,710)	(15,221,002)
Funds from (used in) operating activities	430,195,398	197,918,708
Funds used in operating activities
Profit-sharing duty and income tax paid	(192,454,948)	(120,757,320)
Derivative financial instruments	14,078,638	6,406,601
Accounts receivable	(80,759,235)	(46,178,939)
Inventories	(66,383,907)	(22,968,510)
Suppliers	29,558,609	(29,135,136)
Accounts payable and accrued expenses	17,197,257	3,324,450
Provisions for sundry creditors	7,645,561	3,301,332
Employee benefits	29,340,108	8,438,936
Other taxes and duties	(11,145,004)	20,384,181
Net cash flows from operating activities	177,272,477	20,734,303
Investing activities:
Interests collected	739,870	295,948
Business acquisition	(30,012,486)
Other assets	(11,322,482)	(27,437,384)
Acquisition of wells, pipelines, properties, plant and equipment	(123,984,332)	(65,616,447)
Intangible assets	(15,195,916)	(9,224,626)
Net cash flows (used in) investing activities	(179,775,346)	(101,982,509)
Financing activities
Increase in equity due to Certificates of Contribution "A"	90,437,539	113,174,000
Proceeds from FONADIN grants	23,000,000
Interest received for long-term receivable from the Mexican Government	3,411,432	3,472,081
Lease payments	(3,791,199)	(2,880,331)
Interest of lease paid	(1,604,918)	(2,310,719)
Loans obtained from financial institutions	515,677,850	746,457,255
Debt payments, principal only	(565,601,629)	(699,214,601)
Interest paid	(67,056,203)	(76,608,807)
Net cash flows (used in) from financing activities	(5,527,128)	82,088,878
Net (decrease) increase in cash and cash equivalents	(8,029,997)	840,672
Effects of foreign exchange on cash balances	(3,544,233)	705,516
Cash and cash equivalents at the beginning of the year	76,506,447	39,989,781
Cash and cash equivalents at the end of the year	$ 64,932,217	$ 41,535,969